Related parties (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Expenses
Finance costs	€ 62	€ 77
Leases	0	0
Services received	0	0
Purchases of stocks	0	0
Other expenses	52	97
Total expenses	114	174
Income
Finance income	225	253
Dividends received	0	0
Services rendered	15	0
Sale of stocks	0	0
Other income	667	799
Total income	907	1,052
Debt balances:
Customers and commercial debtors	0		€ 0
Loans and credits granted	10,787		10,392
Other collection rights	391		630
Debit balances	11,178		11,022
Credit balances:
Suppliers and creditors granted	0		0
Loans and credits received	3,079		3,346
Other payment obligations	172		205
Credit balances	3,251		3,551
Other transactions
Other transactions
Financing agreements: loans and capital contributions (lender)	395	413
Financing agreements: loans and capital contributions (borrower)	(267)	627
Guarantees provided	13	(283)
Guarantees received	0	0
Commitments acquired	20	46
Dividends and other distributed profit	36	19
Other transactions	(207)	(127)
Significant shareholders
Expenses
Finance costs	0	0
Leases	0	0
Services received	0	0
Purchases of stocks	0	0
Other expenses	0	0
Total expenses	0	0
Income
Finance income	0	0
Dividends received	0	0
Services rendered	0	0
Sale of stocks	0	0
Other income	0	0
Total income	0	0
Debt balances:
Customers and commercial debtors	0
Loans and credits granted	0
Other collection rights	0
Debit balances	0		0
Credit balances:
Suppliers and creditors granted	0
Loans and credits received	0
Other payment obligations	0
Credit balances	0		0
Significant shareholders | Other transactions
Other transactions
Financing agreements: loans and capital contributions (lender)	0	0
Financing agreements: loans and capital contributions (borrower)	0	0
Guarantees provided	0	0
Guarantees received	0	0
Commitments acquired	0	0
Dividends and other distributed profit	0	0
Other transactions	0	0
Directors and executives
Expenses
Finance costs	0	0
Leases	0	0
Services received	0	0
Purchases of stocks	0	0
Other expenses	0	0
Total expenses	0	0
Income
Finance income	0	0
Dividends received	0	0
Services rendered	0	0
Sale of stocks	0	0
Other income	0	0
Total income	0	0
Debt balances:
Customers and commercial debtors	0		0
Loans and credits granted	17		14
Other collection rights	0		0
Debit balances	17		14
Credit balances:
Suppliers and creditors granted	0		0
Loans and credits received	11		16
Other payment obligations	0		0
Credit balances	11		16
Directors and executives | Other transactions
Other transactions
Financing agreements: loans and capital contributions (lender)	3	0
Financing agreements: loans and capital contributions (borrower)	(5)	(2)
Guarantees provided	2	0
Guarantees received	0	0
Commitments acquired	0	0
Dividends and other distributed profit	3	2
Other transactions	0	0
Group companies or entities
Expenses
Finance costs	60	75
Leases	0	0
Services received	0	0
Purchases of stocks	0	0
Other expenses	51	97
Total expenses	111	172
Income
Finance income	221	249
Dividends received	0	0
Services rendered	15	0
Sale of stocks	0	0
Other income	666	798
Total income	902	1,047
Debt balances:
Customers and commercial debtors	0		0
Loans and credits granted	10,438		10,157
Other collection rights	389		625
Debit balances	10,827		10,782
Credit balances:
Suppliers and creditors granted	0		0
Loans and credits received	2,614		3,038
Other payment obligations	172		205
Credit balances	2,786		3,243
Group companies or entities | Other transactions
Other transactions
Financing agreements: loans and capital contributions (lender)	281	363
Financing agreements: loans and capital contributions (borrower)	(424)	545
Guarantees provided	7	8
Guarantees received	0	0
Commitments acquired	27	44
Dividends and other distributed profit	0	0
Other transactions	(204)	(127)
Other related parties
Expenses
Finance costs	2	2
Leases	0	0
Services received	0	0
Purchases of stocks	0	0
Other expenses	1	0
Total expenses	3	2
Income
Finance income	4	4
Dividends received	0	0
Services rendered	0	0
Sale of stocks	0	0
Other income	1	1
Total income	5	5
Debt balances:
Customers and commercial debtors	0		0
Loans and credits granted	332		221
Other collection rights	2		5
Debit balances	334		226
Credit balances:
Suppliers and creditors granted	0		0
Loans and credits received	454		292
Other payment obligations	0		0
Credit balances	454		€ 292
Other related parties | Other transactions
Other transactions
Financing agreements: loans and capital contributions (lender)	111	50
Financing agreements: loans and capital contributions (borrower)	162	84
Guarantees provided	4	(291)
Guarantees received	0	0
Commitments acquired	(7)	2
Dividends and other distributed profit	33	17
Other transactions	€ (3)	€ 0